Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Income tax effect on exchange differences on translation of foreign operations	$ 0	$ 0	$ 0